Loans and advances to banks - Schedule of loans and advances to banks (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Loans And Advances To Banks [Line Items]
Loans	€ 25,381	€ 35,140
Cash advances, overdrafts and other balances	6	5
Loans and advances to banks gross	25,387	35,145
Loan loss provisions	(23)	(9)
Loans and advances to banks	25,364	35,136	€ 30,422
Netherlands [member]
Disclosure Of Loans And Advances To Banks [Line Items]
Loans	7,442	13,641
Cash advances, overdrafts and other balances	0	0
Loans and advances to banks gross	7,442	13,641
Loan loss provisions	(10)	(6)
Loans and advances to banks	7,432	13,635
Rest of the world [member]
Disclosure Of Loans And Advances To Banks [Line Items]
Loans	17,939	21,499
Cash advances, overdrafts and other balances	6	4
Loans and advances to banks gross	17,945	21,504
Loan loss provisions	(13)	(3)
Loans and advances to banks	€ 17,933	€ 21,501